GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
GENERAL INFORMATION
GENERAL INFORMATION
1.GENERAL INFORMATION

Natura &Co Holding S.A. (“Natura &Co”) was incorporated on January 21, 2019, and has the purpose of holding interests in other companies, as partner or shareholder, whose main business is in the cosmetics, fragrance and personal hygiene segments, through the manufacturing, distribution, and sale of their products in Brazil, in the city of São Paulo, State of São Paulo, at Avenida Alexandre Colares, No. 1188, Vila Jaguará, CEP 05106-000. Natura &Co and its subsidiaries are hereinafter referred to as the “Company”. Additionally, Natura &Co used to trade American Depositary Receipts (“ADRs”) on the New York Stock Exchange (“NYSE”), under the ticker “NTCO”, however, on January 18, 2024, the Company's Management approved the delisting from the NYSE, which is in line with its long-term strategy of simplifying its operations. The effective date of termination of the deposit agreement for our ADS program and of the ADS program will be August 7, 2024.

Brands managed by the Company include “Natura” and “Avon”. In addition to using the retail market, e-commerce, business-to-business (B2B) and franchises as sales channels for the products, the subsidiaries highlight the performance of the direct sales channel carried out by the Consultant(s).

1.1     Sale of subsidiary Aesop

On August 30, 2023, the Company concluded the sale of the subsidiary Natura Brazil Pty Ltd. (hereinafter referred to as “Aesop”) to L’Oréal for a total amount of R$12,429,175, after obtaining all regulatory approvals. The total gain obtained on the derecognition of the subsidiary’s assets and liabilities and recognized as discontinued operations net of income tax and social contribution was R$7,377,768, which includes the reclassification of accumulated balance sheet conversion gains recognized in other comprehensive income amounting to R$115,168 and the write-off of goodwill in the amount of R$124,315.

Further details about this transaction, as well as the results of discontinued operations for the years ended December 31, 2023, and 2022, are presented in explanatory note no. 35.

1.2     Sale of subsidiary The Body Shop

On December 29, 2023, the Company concluded the sale of the subsidiary The Body Shop to Aurelius Investment Advisory Limited (“Aurelius”) for a total amount of R$829,496, after obtaining all regulatory approvals. When the sale became probable in October 2023, a loss was recognized due to the impairment of the recoverable amount of net assets held for sale in the amount of R$4,007,744, due to the measurement to the lower of fair value less selling costs (recognized in the discontinued operations).

The total loss incurred in the derecognition of assets and liabilities of the subsidiary, recognized as discontinued operations, net of income tax and social contribution, amounted to R$1,081,340. This includes the reclassification of balance sheet conversion gains accumulated and recognized in other comprehensive income in the amount of R$1,622,436 and the impairment loss upon reclassification of the respective operations to assets held for sale, amounting to R$4,007,744.

The total consideration recognized as a result of discontinued operations considered: i) a fixed installment received on January 2, 2024, in the amount of R$22,915; ii) a fixed installment whose receipt is scheduled for December 29, 2028, in the amount of R$320,153; and iii) the fair value of two variable installments of contingent consideration ('earn-out'), in 2025 and 2026, tied to the achievement of certain performance targets, in the amount of R$486,429. The methodology used for calculating the fair value of these contingent considerations is presented in explanatory note no. 5.

Further details about this transaction, including the breakdown of contingent considerations to be received and the results of discontinued operations for the years ended December 31, 2023, and 2022, are presented in explanatory note no. 35.